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                              LIBERTY ACORN TRUST
                               LIBERTY ACORN FUND
                           LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                           LIBERTY ACORN FOREIGN FORTY

                         SUPPLEMENT DATED APRIL 22, 2002
                 TO CLASS Z SHARE PROSPECTUSES DATED MAY 1, 2001


The Class Z share prospectuses of the above Funds are amended by adding the following category of investors who are eligible to purchase Class Z shares with no minimum initial investment, as follows:

- Clients of the Distributor's banking affiliate that meet certain wealth management criteria.



                                                                  April 22, 2002